Income Taxes (DTA and DTL) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities
Intangibles	$ 461	$ 439
Property, net	196	175
Right of use assets	265	238
Inventory Reserves	116	120
Other	252	215
Total deferred tax liabilities	1,290	1,187
Deferred tax assets
U.S. general business credit carryforwards, including Energy Tax Credits	680	787
Lease liabilities	275	242
Pensions	114	66
Loss carryforwards	1,336	1,226
Postretirement obligations	49	145
Foreign tax credit carryforwards	25	39
Research and development capitalization	121	133
Employee payroll and benefits	118	96
Accrued expenses	96	93
Product warranty accrual	76	78
Receivable and inventory allowances	112	72
Other	646	574
Total deferred tax assets	3,648	3,551
Valuation allowances for deferred tax assets	(214)	(192)
Deferred tax assets, net of valuation allowances	3,434	3,359
Net deferred tax assets	$ 2,144	$ 2,172